Inventories, net	12 Months Ended
Dec. 31, 2020
Inventories, net
Inventories, net

6.Inventories, net

Inventories, net are consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Finished goods	160,063	284,350
Raw materials	61,856	44,773
Inventories	221,919	329,123
Less: inventory provision	(2,608)	—
Inventories, net	219,311	329,123